Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab U.S. Large-Cap Growth ETF

(the Fund) a series of Schwab Strategic Trust (the Registrant)

    (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated August 1, 2019 to the Fund’s prospectus, dated December 14, 2018, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated August 1, 2019.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin Nesbitt
Robin Nesbitt
Corporate Counsel